ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Disclosure of detailed information about property, plant and equipment	Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	10-50 years
Production equipment	5-40 years
Vehicles, furniture and fixtures and other equipment	3-20 years

	Year ended December 31, 2020
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,435	3,412,904	6,931,970	268,398	1,119,348	140,028	355,928	12,823,011
Accumulated depreciation	—	(1,618,882)	(4,377,389)	(218,033)	—	(19,656)	(49,470)	(6,283,430)

Net book value at January 1, 2020	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

Opening net book value	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581
Translation differences	(134)	(297)	(68)	(37)	(6)	—	—	(542)
Additions	—	18,552	1,487	2,345	482,606	20,362	6,101	531,453
Capitalized borrowing costs	—	—	—	—	13,100	—	—	13,100
Disposals / Consumptions	—	(183)	(124)	(1,106)	(3,775)	(13,782)	(3,254)	(22,224)
Indexation	—	—	—	—	—	—	(9,388)	(9,388)
Transfers	(1,540)	137,379	247,824	23,352	(407,911)	(3,200)	—	(4,096)
Depreciation charge	—	(136,217)	(339,050)	(16,761)	—	(7,628)	(43,547)	(543,203)

Closing net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Values at the end of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at December 31, 2020	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

	Year ended December 31, 2019
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	587,174	3,303,174	6,748,644	264,782	617,950	124,220	55,288	11,701,232
Accumulated depreciation	—	(1,520,976)	(4,126,060)	(217,394)	—	(13,275)	(5,918)	(5,883,623)

Net book value at January 1, 2019	587,174	1,782,198	2,622,584	47,388	617,950	110,945	49,370	5,817,609

Opening net book value	587,174	1,782,198	2,622,584	47,388	617,950	110,945	49,370	5,817,609
Effect of initial recognition under IFRS 16	—	—	—	—	—	—	280,493	280,493
Translation differences	(596)	(16,174)	(9,959)	(316)	(1,716)	(1,089)	(1,263)	(31,113)
Additions	7,531	9,367	2,063	4,821	923,599	38,476	40,864	1,026,721
Capitalized borrowing costs	—	—	—	—	16,085	—	—	16,085
Disposals / Consumptions	—	(750)	(117)	(1,204)	(2,988)	(21,489)	(18,901)	(45,449)
Transfers	326	154,544	264,122	14,843	(433,582)	(50)	—	203
Depreciation charge	—	(135,163)	(324,112)	(15,167)	—	(6,421)	(44,105)	(524,968)

Closing net book value	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

Values at the end of the year
Cost	594,435	3,412,904	6,931,970	268,398	1,119,348	140,028	355,928	12,823,011
Accumulated depreciation	—	(1,618,882)	(4,377,389)	(218,033)	—	(19,656)	(49,470)	(6,283,430)

Net book value at December 31, 2019	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581